September 2006

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE: Panorama Plus Separate Account

File No. 811-06530, CIK 0000883233

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the above referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
Variable Insurance Products Fund II	0000831016	8/25/06
MML Series Investment Fund	0000067160	9/1/06
Oppenheimer Variable Account Funds	0000752737	8/25/06
Panorama Series Fund, Inc.	0000355411	8/24/06

/s/ William S. Silvanic
William S. Silvanic
Vice President
C.M. Life Insurance Company